Dividends (Tables)	12 Months Ended
Jun. 30, 2024
Text block 1 [Abstract]
Summary of Dividends Paid

	Year ended 30 June 2024		Year ended 30 June 2023		Year ended 30 June 2022
	Per share	Total	Per share	Total	Per share	Total
	US cents	US$M	US cents	US$M	US cents	US$M
Dividends paid during the period
Prior year final dividend	80	4,065	175	8,858	200	10,119
Interim dividend	72	3,647	90	4,562	150	7,601

	152	7,712	265	13,420	350	17,720

Summary of Franking Credits
BHP Group Limited dividends for all periods presented are, or will be, fully franked based on a tax rate of
30
 per cent.

	2024	2023	2022
	US$M	US$M	US$M
Franking credits as at 30 June	9,165	7,953	7,007
Franking credits arising on the future payment/(refund) of taxes relating to the period	83	(261)	2,043

Total franking credits available 1	9,248	7,692	9,050

1	The payment of the final 2024 dividend determined after 30 June 2024 will reduce the franking account balance by US$1,608 million.